Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/JPMorgan Growth Allocation Portfolio
SUPPLEMENT DATED JUNE 22, 2026, TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2026, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2026, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at www.equitable-funds.com.
Effective immediately, the section of the Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by deleting the description of the Principal Investment Strategy in its entirety and replacing it with the following:
Under normal market conditions, the Portfolio will invest primarily in a combination of exchange-traded funds (“ETFs”), futures contracts, and individual equity and fixed income securities that provide exposure to global equity markets, U.S. Treasuries, and U.S. corporate credit. By adjusting investment exposure among the various equity and fixed income asset classes in the Portfolio, the Sub‑Adviser will attempt to reduce overall portfolio volatility and mitigate the effects of extreme market environments, without sacrificing long-term returns. In addition, in favorable market environments, the Sub‑Adviser may increase investment exposure to an asset class in an effort to benefit from positive momentum in the market. The Portfolio may adjust exposure to each asset class either through transactions in individual securities or through other instruments, including derivatives.
Strategic Long-Term Asset Allocation. Under normal market conditions, it is expected that the Portfolio’s strategic long-term asset allocation will be approximately 65% in equity securities (or financial instruments that provide investment exposure to such securities) and approximately 35% in fixed income securities (or financial instruments that provide investment exposure to such securities). The actual percentage allocations at any time may vary. In monitoring and strategically adjusting the Portfolio’s exposures and weightings among the various asset classes, the Sub‑Adviser draws on the quantitative analysis and qualitative insights produced by dedicated research and strategy teams that support the investment process. Under normal market conditions, the Portfolio’s net allocation to equity or fixed income securities will not increase or decrease by more than 5% of net assets in a day.
Risk Managed Asset Allocation. In addition to the strategic long-term asset allocation strategy described above, the Sub‑Adviser applies a risk management framework, described below, that integrates quantitative momentum and volatility models and signals to make systematic adjustments to the Portfolio’s strategic long-term asset allocation in order to determine a risk managed asset allocation. Under the risk management framework, the Sub‑Adviser may decrease the Portfolio’s equity exposure to 30% of net assets and increase the Portfolio’s fixed income exposure to 70% of net assets in adverse market conditions. The Sub‑Adviser also may increase the Portfolio’s equity exposure to 75% of net assets in favorable market conditions.
Equity Asset Classes. The Portfolio’s equity allocation will be invested in the following equity asset classes: U.S. Large Cap Equity, U.S. Small Cap Equity, United Kingdom Equity, European Equity, and Japanese Equity. The Portfolio’s equity investments will be allocated among discrete portions of the Portfolio that will invest in securities included in the Standard & Poor’s 500® Index (“S&P 500 Index”), the Russell 2000 Index (“Russell 2000 Index”), the FTSE 100 Index, the DJ EuroSTOXX 50 Index, and the TOPIX Index, respectively, and in ETFs and futures contracts that provide exposure to these indexes and substantially similar indexes. The Portfolio will invest in these securities and other instruments in a manner that is intended to track the performance (before fees and expenses) of the relevant index. As of December 31, 2025, the market capitalization of companies in the S&P 500 Index, which consists of common stocks of 500 of the largest U.S. companies, ranged from $5.8 billion to $4.5 trillion; in the Russell 2000 Index, which tracks the performance of approximately 2000 of the smallest companies in the Russell 3000 Index, from $29.8 million to $31.4 billion; in the FTSE 100 Index, which represents the performance of the 100 largest UK‑domiciled blue chip companies, from $4.6 billion to $288 billion; in the DJ EuroSTOXX 50 Index, which represents the performance of the 50 largest companies in 11 Eurozone countries, from $24.4 billion to $419 billion; and in the TOPIX Index, which comprises all companies listed on the First Section of the Tokyo Stock Exchange, from $22.1 million to $339 billion (approximately 1,666 constituents). Each of these indexes is weighted by market capitalization. The Sub‑Adviser may allocate the Portfolio’s investments among these indices based on its assessment of both risk in the equity markets relative to potential return, as well as opportunity in the equity markets.
Fixed Income Asset Classes. The Portfolio’s fixed income allocation will be invested in the following asset classes: U.S. Treasuries and U.S. corporate credit. The Portfolio will invest in securities and other instruments, such as ETFs and futures contracts, in a manner that is intended to track the performance (before fees and expenses) of the Bloomberg Intermediate U.S. Treasury Index and the Bloomberg U.S. Corporate Investment Grade Index (or a similar index, such as the iBoxx® USD Liquid Investment Grade Index). The Bloomberg Intermediate U.S. Treasury Index is a market-value weighted index that measures U.S. dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury with remaining maturities equal to or greater than 1 year and less than 10 years. The Bloomberg U.S. Corporate Investment Grade Index is a market-value based index of publicly issued U.S. dollar-denominated, investment grade, fixed-rate, corporate bonds. The iBoxx® USD Liquid Investment Grade Index is a rules-based index of U.S. dollar-denominated, investment grade corporate bonds for sale in the U.S.
Indexing Strategy. The Portfolio uses a strategy that is commonly referred to as an indexing strategy. The Portfolio may use a replication technique or sampling approach to execute its indexing strategy. Circumstances under which the Sub‑Adviser may use a sampling approach to execute the indexing strategy include when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to track the performance (before fees and expenses) of the relevant index; where the relevant index contains component securities too numerous to purchase or sell efficiently; or in instances when a component security becomes temporarily illiquid, unavailable, or less liquid. The quantity of holdings in the Portfolio will be based on a number of factors, including the asset size of the Portfolio. Each index sponsor has its own method for periodically rebalancing the index by adding, removing or rebalancing the index components to take into account market changes.
Risk Management Framework. The risk management framework integrates quantitative momentum and volatility models and signals to make systematic adjustments to the Portfolio’s strategic long-term asset allocation in order to determine a risk managed asset allocation.
Momentum Indicators — Momentum is the tendency of investments to exhibit persistence in their performance. The Sub‑Adviser uses momentum signals to identify both adverse and favorable market environments. The Sub‑Adviser believes that negative momentum indicates future periods of negative investment returns and increased volatility, and positive momentum indicates future periods of positive investment returns. When negative momentum deteriorates below a pre‑set threshold determined by the Sub‑Adviser based on its proprietary momentum-based model, the Sub‑Adviser may reduce, sometimes significantly, the Portfolio’s exposure to the particular asset class exhibiting the negative momentum. Conversely, when the model indicates that momentum is positive, the Sub‑Adviser may increase the Portfolio’s exposure to the particular asset class exhibiting the positive momentum in an effort to benefit from positive momentum in the market. To adjust the Portfolio’s exposure to a particular asset class, the Sub‑Adviser will primarily use derivatives, but may also sell or purchase physical securities. The Sub‑Adviser will dynamically adjust the Portfolio’s exposure to an asset class based on its proprietary model’s assessment of the current market conditions.
Volatility Indicators — Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. To implement volatility management, the Sub‑Adviser will monitor forecasted annualized volatility of the Portfolio’s returns, placing a greater weight on recent historic data. When the forecasted volatility is expected to exceed a pre‑set threshold determined by the Sub‑Adviser based on its proprietary volatility-based model, the Sub‑Adviser may attempt to reduce the volatility below the threshold. To attempt to reduce the volatility, the Sub‑Adviser will primarily use derivatives, but may also sell physical securities. The Sub‑Adviser may use these methods as often as daily to reduce the Portfolio’s expected volatility level. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially above or below the pre‑set threshold. During such times, the Portfolio’s overall equity exposure may deviate significantly from its strategic asset allocation and could be substantially less than 65% of the Portfolio’s assets and could be re‑allocated to fixed income and cash when the Sub‑Adviser believes it is advisable to do so. Volatility management techniques could reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products. Accordingly, volatility management techniques could also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.
Use of Derivative Instruments. The Portfolio may invest in derivative instruments, including futures contracts and other instruments, for a variety of purposes, including as a means to manage equity and fixed income exposure (including for purposes of implementing the risk management framework) without having to purchase or sell underlying investments. For example, when the level of market volatility is increasing, the Sub‑Adviser may attempt to limit the Portfolio’s equity exposure by closing existing long exchange-traded futures contracts, selling exposures that are derived using ETFs, shorting or selling long futures positions on an index or, in the case where physical securities are held, selling exchange-traded futures contracts. The Portfolio may also invest in derivative instruments to seek enhanced returns from certain asset classes. Derivative transactions may create leverage and can be sensitive to changes in economic and market conditions. The Portfolio may use index futures, for example, to gain broad exposure to a particular segment of the market, while buying representative securities to achieve exposure to another. The Sub‑Adviser will choose in each case based on considerations of cost and efficiency of access to the desired investment exposure. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded equity index, U.S. Treasury and currency futures. The Portfolio may also invest in currency forwards. The Portfolio’s holdings may be frequently adjusted to reflect the Sub‑Adviser’s assessment of changing risks and opportunities, which could result in high portfolio turnover. The Sub‑Adviser believes that these adjustments also can frequently be made efficiently and economically through the use of derivative strategies.
The Portfolio may invest in derivatives to the extent permitted by applicable law. It is anticipated that the Portfolio’s use of derivatives will be consistent with its overall investment strategy of obtaining and managing exposure to various asset classes. Because the Portfolio will use derivatives to obtain and manage the Portfolio’s exposure to different asset classes, the Portfolio’s use of derivatives may be substantial. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. In addition, the Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes.
From time to time or potentially for extended periods of time in periods of continued market distress, the Portfolio may maintain a considerable percentage of its total assets in cash and cash equivalent instruments as margin or collateral for the Portfolio’s obligations under derivative transactions, to implement the risk management strategies, and for other portfolio management purposes. The larger the value of the Portfolio’s derivative positions, as opposed to positions held in non‑derivative instruments, the more the Portfolio will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

EQ/JPMorgan Growth Allocation Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/JPMorgan Growth Allocation Portfolio
SUPPLEMENT DATED JUNE 22, 2026, TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2026, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2026, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at www.equitable-funds.com.
Effective immediately, the section of the Summary Prospectus and Prospectus entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by deleting the description of the Principal Investment Strategy in its entirety and replacing it with the following:
Under normal market conditions, the Portfolio will invest primarily in a combination of exchange-traded funds (“ETFs”), futures contracts, and individual equity and fixed income securities that provide exposure to global equity markets, U.S. Treasuries, and U.S. corporate credit. By adjusting investment exposure among the various equity and fixed income asset classes in the Portfolio, the Sub‑Adviser will attempt to reduce overall portfolio volatility and mitigate the effects of extreme market environments, without sacrificing long-term returns. In addition, in favorable market environments, the Sub‑Adviser may increase investment exposure to an asset class in an effort to benefit from positive momentum in the market. The Portfolio may adjust exposure to each asset class either through transactions in individual securities or through other instruments, including derivatives.
Strategic Long-Term Asset Allocation. Under normal market conditions, it is expected that the Portfolio’s strategic long-term asset allocation will be approximately 65% in equity securities (or financial instruments that provide investment exposure to such securities) and approximately 35% in fixed income securities (or financial instruments that provide investment exposure to such securities). The actual percentage allocations at any time may vary. In monitoring and strategically adjusting the Portfolio’s exposures and weightings among the various asset classes, the Sub‑Adviser draws on the quantitative analysis and qualitative insights produced by dedicated research and strategy teams that support the investment process. Under normal market conditions, the Portfolio’s net allocation to equity or fixed income securities will not increase or decrease by more than 5% of net assets in a day.
Risk Managed Asset Allocation. In addition to the strategic long-term asset allocation strategy described above, the Sub‑Adviser applies a risk management framework, described below, that integrates quantitative momentum and volatility models and signals to make systematic adjustments to the Portfolio’s strategic long-term asset allocation in order to determine a risk managed asset allocation. Under the risk management framework, the Sub‑Adviser may decrease the Portfolio’s equity exposure to 30% of net assets and increase the Portfolio’s fixed income exposure to 70% of net assets in adverse market conditions. The Sub‑Adviser also may increase the Portfolio’s equity exposure to 75% of net assets in favorable market conditions.
Equity Asset Classes. The Portfolio’s equity allocation will be invested in the following equity asset classes: U.S. Large Cap Equity, U.S. Small Cap Equity, United Kingdom Equity, European Equity, and Japanese Equity. The Portfolio’s equity investments will be allocated among discrete portions of the Portfolio that will invest in securities included in the Standard & Poor’s 500® Index (“S&P 500 Index”), the Russell 2000 Index (“Russell 2000 Index”), the FTSE 100 Index, the DJ EuroSTOXX 50 Index, and the TOPIX Index, respectively, and in ETFs and futures contracts that provide exposure to these indexes and substantially similar indexes. The Portfolio will invest in these securities and other instruments in a manner that is intended to track the performance (before fees and expenses) of the relevant index. As of December 31, 2025, the market capitalization of companies in the S&P 500 Index, which consists of common stocks of 500 of the largest U.S. companies, ranged from $5.8 billion to $4.5 trillion; in the Russell 2000 Index, which tracks the performance of approximately 2000 of the smallest companies in the Russell 3000 Index, from $29.8 million to $31.4 billion; in the FTSE 100 Index, which represents the performance of the 100 largest UK‑domiciled blue chip companies, from $4.6 billion to $288 billion; in the DJ EuroSTOXX 50 Index, which represents the performance of the 50 largest companies in 11 Eurozone countries, from $24.4 billion to $419 billion; and in the TOPIX Index, which comprises all companies listed on the First Section of the Tokyo Stock Exchange, from $22.1 million to $339 billion (approximately 1,666 constituents). Each of these indexes is weighted by market capitalization. The Sub‑Adviser may allocate the Portfolio’s investments among these indices based on its assessment of both risk in the equity markets relative to potential return, as well as opportunity in the equity markets.
Fixed Income Asset Classes. The Portfolio’s fixed income allocation will be invested in the following asset classes: U.S. Treasuries and U.S. corporate credit. The Portfolio will invest in securities and other instruments, such as ETFs and futures contracts, in a manner that is intended to track the performance (before fees and expenses) of the Bloomberg Intermediate U.S. Treasury Index and the Bloomberg U.S. Corporate Investment Grade Index (or a similar index, such as the iBoxx® USD Liquid Investment Grade Index). The Bloomberg Intermediate U.S. Treasury Index is a market-value weighted index that measures U.S. dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury with remaining maturities equal to or greater than 1 year and less than 10 years. The Bloomberg U.S. Corporate Investment Grade Index is a market-value based index of publicly issued U.S. dollar-denominated, investment grade, fixed-rate, corporate bonds. The iBoxx® USD Liquid Investment Grade Index is a rules-based index of U.S. dollar-denominated, investment grade corporate bonds for sale in the U.S.
Indexing Strategy. The Portfolio uses a strategy that is commonly referred to as an indexing strategy. The Portfolio may use a replication technique or sampling approach to execute its indexing strategy. Circumstances under which the Sub‑Adviser may use a sampling approach to execute the indexing strategy include when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to track the performance (before fees and expenses) of the relevant index; where the relevant index contains component securities too numerous to purchase or sell efficiently; or in instances when a component security becomes temporarily illiquid, unavailable, or less liquid. The quantity of holdings in the Portfolio will be based on a number of factors, including the asset size of the Portfolio. Each index sponsor has its own method for periodically rebalancing the index by adding, removing or rebalancing the index components to take into account market changes.
Risk Management Framework. The risk management framework integrates quantitative momentum and volatility models and signals to make systematic adjustments to the Portfolio’s strategic long-term asset allocation in order to determine a risk managed asset allocation.
Momentum Indicators — Momentum is the tendency of investments to exhibit persistence in their performance. The Sub‑Adviser uses momentum signals to identify both adverse and favorable market environments. The Sub‑Adviser believes that negative momentum indicates future periods of negative investment returns and increased volatility, and positive momentum indicates future periods of positive investment returns. When negative momentum deteriorates below a pre‑set threshold determined by the Sub‑Adviser based on its proprietary momentum-based model, the Sub‑Adviser may reduce, sometimes significantly, the Portfolio’s exposure to the particular asset class exhibiting the negative momentum. Conversely, when the model indicates that momentum is positive, the Sub‑Adviser may increase the Portfolio’s exposure to the particular asset class exhibiting the positive momentum in an effort to benefit from positive momentum in the market. To adjust the Portfolio’s exposure to a particular asset class, the Sub‑Adviser will primarily use derivatives, but may also sell or purchase physical securities. The Sub‑Adviser will dynamically adjust the Portfolio’s exposure to an asset class based on its proprietary model’s assessment of the current market conditions.
Volatility Indicators — Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. To implement volatility management, the Sub‑Adviser will monitor forecasted annualized volatility of the Portfolio’s returns, placing a greater weight on recent historic data. When the forecasted volatility is expected to exceed a pre‑set threshold determined by the Sub‑Adviser based on its proprietary volatility-based model, the Sub‑Adviser may attempt to reduce the volatility below the threshold. To attempt to reduce the volatility, the Sub‑Adviser will primarily use derivatives, but may also sell physical securities. The Sub‑Adviser may use these methods as often as daily to reduce the Portfolio’s expected volatility level. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially above or below the pre‑set threshold. During such times, the Portfolio’s overall equity exposure may deviate significantly from its strategic asset allocation and could be substantially less than 65% of the Portfolio’s assets and could be re‑allocated to fixed income and cash when the Sub‑Adviser believes it is advisable to do so. Volatility management techniques could reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products. Accordingly, volatility management techniques could also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.
Use of Derivative Instruments. The Portfolio may invest in derivative instruments, including futures contracts and other instruments, for a variety of purposes, including as a means to manage equity and fixed income exposure (including for purposes of implementing the risk management framework) without having to purchase or sell underlying investments. For example, when the level of market volatility is increasing, the Sub‑Adviser may attempt to limit the Portfolio’s equity exposure by closing existing long exchange-traded futures contracts, selling exposures that are derived using ETFs, shorting or selling long futures positions on an index or, in the case where physical securities are held, selling exchange-traded futures contracts. The Portfolio may also invest in derivative instruments to seek enhanced returns from certain asset classes. Derivative transactions may create leverage and can be sensitive to changes in economic and market conditions. The Portfolio may use index futures, for example, to gain broad exposure to a particular segment of the market, while buying representative securities to achieve exposure to another. The Sub‑Adviser will choose in each case based on considerations of cost and efficiency of access to the desired investment exposure. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded equity index, U.S. Treasury and currency futures. The Portfolio may also invest in currency forwards. The Portfolio’s holdings may be frequently adjusted to reflect the Sub‑Adviser’s assessment of changing risks and opportunities, which could result in high portfolio turnover. The Sub‑Adviser believes that these adjustments also can frequently be made efficiently and economically through the use of derivative strategies.
The Portfolio may invest in derivatives to the extent permitted by applicable law. It is anticipated that the Portfolio’s use of derivatives will be consistent with its overall investment strategy of obtaining and managing exposure to various asset classes. Because the Portfolio will use derivatives to obtain and manage the Portfolio’s exposure to different asset classes, the Portfolio’s use of derivatives may be substantial. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. In addition, the Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes.
From time to time or potentially for extended periods of time in periods of continued market distress, the Portfolio may maintain a considerable percentage of its total assets in cash and cash equivalent instruments as margin or collateral for the Portfolio’s obligations under derivative transactions, to implement the risk management strategies, and for other portfolio management purposes. The larger the value of the Portfolio’s derivative positions, as opposed to positions held in non‑derivative instruments, the more the Portfolio will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.